Financial results (Tables)	6 Months Ended
Jun. 30, 2024
Financial results
Schedule of financial results

	Six-month period ended June 30,
	2024	2023

	(Unaudited)
Finance income
Results from financial assets	40,798	304,633
Yields and interests	782,821	1,012,873
(Loss) gain on derivative settlement	504	1,458
Dividends	—	90
Other financial incomes (expenses)	28,155	30,429
	852,278	1,349,483
Financial expenses
Financial cost of loans and borrowings	(3,496,572)	(3,428,301)
Financial cost of other liabilities (1)	(1,264,839)	(1,226,402)
Results from financial assets	(21,976)	(246,401)
Other financial expenses	(206,333)	(545,127)
	(4,989,720)	(5,446,231)
Foreign exchange
Foreign exchange gain	45,267	547,244
	45,267	547,244
	(4,092,175)	(3,549,504)
(1)	It includes the financial expense for the updating of the liability for abandonment costs, and the interest, net of post-employment benefits and other long-term employee benefits.